Allowance for trade and other receivables	12 Months Ended
Mar. 31, 2020
Trades and other receivables [Member]
Statement [line items]
Allowance for trade and other receivables
5.	Allowance for trade and other receivables
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	168.1	Rs.	12,720.9	Rs.	14,776.2	Rs.	15,170.3
Allowances made during the year		20.2		1,528.5		2,141.9		145.7
Written off		(9.8)		(741.9)		(3,974.4)		(454.9)
Currency translation		1.3		99.3		(353.3)		45.6
Reversal of/(classified as) held for sale		—		—		130.5		(130.5)

Balance at the end	US$	179.8	Rs.	13,606.8	Rs.	12,720.9	Rs.	14,776.2